Property And Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Property And Equipment [Abstract]
Property And Equipment

6. Property and Equipment

     Property and equipment consists of the following as of September 30, 2011 and December 31, 2010 (in thousands):

	SEPTEMBER 30, 2011	DECEMBER 31, 2010
Land	$11,164	$3,254
Building and improvements	40,691	15,606
Equipment	6,087	2,626
Construction in progress	4,871	589

	62,813	22,075
Accumulated depreciation	(5,030)	(3,323)

	$57,783	$18,752

7. Property and Equipment

     Property and equipment consists of the following at December 31, 2010 and 2009:

	2010	2009
Land	$3,254,130	$3,253,180
Building and improvements	14,914,201	14,742,343
Leasehold improvements	691,900	508,299
Equipment	1,783,458	1,502,800
Furniture and fixtures	842,865	684,268

	21,486,554	20,690,890
Accumulated depreciation and amortization	(3,323,315)	(2,359,636)
Construction in progress	588,324	72,176

	$18,751,563	$18,403,429